Merger	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Merger

Note 11 - Merger

Flagship Solutions, LLC

On February 4, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Data Storage FL, LLC, a Florida limited liability company and the Company’s wholly-owned subsidiary (the “Merger Sub”), Flagship Solutions, LLC (“Flagship”), a Florida limited liability company, and the owners (collectively, the “Equityholders”) of all of the issued and outstanding limited liability company membership interests in Flagship (collectively, the “Equity Interests”). The Company acquired Flagship on May 31, 2021, and became its wholly-owned subsidiary.

Pursuant to the Merger, all of the Equity Interests that are issued and outstanding immediately prior to the effectiveness of the filing of the Articles of Merger by Flagship and Merger Sub with the Secretary of State of the State of Florida, was converted into the right to receive an aggregate amount equal to up to $10,500,000, consisting of $5,550,000, payable in cash, subject to reduction by the amount of any excluded liabilities assumed by the Company at Closing and subject to adjustment as set forth below in connection with a net working capital adjustment, and up to $4,950,000, payable in shares of the Company’s common stock, subject to reduction by the amount by which the valuation of Flagship (the “Flagship Valuation”), as calculated based on Flagship’s unaudited pro forma 2018 financial statements and audited 2019 and 2020 financial statements (the “2020 Audit”), is less than $10,500,000. In the event that the Flagship Valuation, as calculated based on the 2020 Audit, is less than $10,500,000, then, within fifteen (15) days after completion of the audit of Flagship’s financial statements for its 2019, 2020 and 2021 fiscal years (the “2021 Audit”), the Company has agreed to pay the Equityholders, in shares of the Company’s common stock, the amount by which the Flagship Valuation, as calculated based on the 2021 Audit, exceeds the sum of $5,550,000 and the value of the shares merger consideration paid by us to the Equityholders at Closing, subject to a cap of $4,950,000.

In addition, the cash merger consideration paid by the Company to the Equityholders at Closing shall be adjusted, on a dollar-for-dollar basis, by the amount by which Flagship’s net working capital at Closing is more or is less than the target working capital amount specified in the Merger Agreement.

Concurrently with the Closing, Flagship and Mark Wyllie, Flagship’s Chief Executive Officer, entered into an Employment Agreement, which was effective upon consummation of the Closing, pursuant to which Mr. Wyllie will continue to serve as Chief Executive Officer of Flagship following the Closing on the terms and conditions set forth therein. Flagship’s obligations under the Wyllie Employment Agreement will also be guaranteed by the Company. The Wyllie Employment Agreement provides for: (i) an annual base salary of $170,000, (ii) management bonuses comprised of twenty-five percent (25%) of Flagship’s net income available in free cash flow as determined in accordance with GAAP for each calendar quarter during the term, (iii) an agreement to issue him stock options of the Company, subject to approval by the Board, commensurate with his position and performance and reflective of the executive compensation plans that the Company has in place with its other subsidiaries of similar size to Flagship, (iv) life insurance benefits in the amount of $400,000, and (v) four weeks paid vacation. In the event Mr. Wyllie’s employment is terminated by him for good reason (as defined in the Wyllie Employment Agreement) or by Flagship without cause, he will be entitled to receive his annual base salary through the expiration of the initial three-year employment term and an amount equal to his last annual bonus paid, payable quarterly. Pursuant to the Wyllie Employment Agreement, we have agreed to elect Mr. Wyllie to the Board and the board of directors of Flagship to serve so long as he continues to be employed by the Company. The employment agreement contains customary non-competition provisions that apply during its term and for a period of two years after the term expires. In addition, pursuant to the Wyllie Employment Agreement, Mr. Wyllie will be appointed to serve as a member of the Company’s Board of Directors and the board of directors of Flagship to serve so long as he continues to be employed by us.

Following the closing of the transaction, Flagship’s financial statements as of the Closing were consolidated with the Consolidated Financial Statements of the Company. These amounts are provisional and may be adjusted during the measurement period.

The following sets forth the components of the purchase price:

Purchase price:
Cash paid to seller	$6,149,343
Contingent Consideration - shares	4,950,000
Total purchase price	11,099,343

Assets acquired:
Cash	212,068
Accounts Receivable	1,389,263
Prepaid Expenses	127,574
Fixed Assets	4,986
Website and Digital Assets	33,002
Security Deposits	22,500
Total assets acquired	1,789,393

Liabilities assumed:
Accounts payable and accrued expenses	514,354
Deferred Revenue	68,736
PPP Loan Payable	307,300
Total liabilities assumed	890,390

Net assets acquired	899,003

Excess purchase price	$10,200,340

Due to the limited amount of time since the acquisition date, the assets and liabilities of Flagship were recorded based primarily on their acquisition date carrying values. Management believes the estimated fair value of these accounts on the acquisition date approximates their carrying value as reflected in the table above due to the short-term nature of these instruments. The remaining assets and liabilities primarily consisted of goodwill and customer relationships. We will adjust the remaining assets and liabilities to fair value as valuations are completed and we obtain information necessary to complete the analyses, but no later than one year from the acquisition data. For purposes of the preliminary allocation of the purchase price, the excess purchase price has been recorded as goodwill.

The following presents the unaudited pro-forma combined results of operations of the Company with Flagship Solutions as if the entities were combined on January 1, 2020.

Three Months Ended
June 30, 2020
Revenues	$4,612,967
Net income attributable to common shareholders	$437,524
Net income per share	$0.12
Weighted average number of shares outstanding	3,751,825

Six Months Ended
June 30, 2020
Revenues	$9,613,734
Net income attributable to common shareholders	$304,889
Net income per share	$0.08
Weighted average number of shares outstanding	3,751,825

Three Months Ended
June 30, 2021
Revenues	$7,759,779
Net income attributable to common shareholders	$1,288,367
Net income per share	$0.41
Weighted average number of shares outstanding	3,751,825

Six Months Ended
June 30, 2021
Revenues	$14,270,565
Net income attributable to common shareholders	$1,202,704
Net income per share	$0.32
Weighted average number of shares outstanding	3,751,825